As filed with the Securities and Exchange Commission on June 3, 2014

Securities Act of 1933 Registration No. 333-132400

Investment Company Act of 1940 Registration No. 811-21866

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 41	☒

and/or

REGISTRATION STATEMENT

Under

the Investment Company Act Of 1940

Amendment No. 44	☒

HIGHLAND FUNDS I

(Exact Name of Registrant as Specified in Charter)

c/o Highland Capital Management Fund Advisors, L.P.

200 Crescent Court, Suite 700

Dallas, Texas 75201

(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, Including Area Code: 1-972-628-4100

Copies to:
(Name and Address of Agent for Service) Mr. Ethan Powell c/o Highland Capital Management Fund Advisors, L.P. 200 Crescent Court, Suite 700 Dallas, Texas 75201

Mr. Brian Mitts

c/o Highland Capital Management Fund Advisors, L.P.

200 Crescent Court, Suite 700

Dallas, Texas 75201

Gregory D. Sheehan, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, Massachusetts 02199-3600

It is proposed that this filing will become effective: (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b); or

☒	on July 1, 2014 pursuant to paragraph (b); or

☐	60 days after filing pursuant to paragraph (a)(1); or

☐	on pursuant to paragraph (a)(1); or

☐	75 days after filing pursuant to paragraph (a)(2); or

☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Parts A, B and C to Highland Funds I (the “Registrant”) Post-Effective Amendment No. 40 to the Registration Statement under the Securities Act of 1933, as amended (the “Securities Act”), and Amendment No. 43 to the Registrant’s Registration Statement under the Investment Company Act of 1940, as amended, filed with the Securities and Exchange Commission on March 21, 2014 (the “Post-Effective Amendment”) are incorporated herein by reference.

The Registrant is submitting this post-effective amendment pursuant to Rule 485(b) under the Securities Act solely to designate July 1, 2014 as the new effective date for the Post-Effective Amendment filed pursuant to Rule 485(a) under the Securities Act on March 21, 2014, which contains the Prospectus and the Statement of Additional Information describing Highland Opportunistic Credit Fund (formerly Highland Unconstrained Income Opportunities Fund), a series of the Registrant. The Post-Effective Amendment was scheduled to become effective on June 4, 2014 pursuant to the Post-Effective Amendment No. 40 to the Registration Statement under the Securities Act filed with the Securities and Exchange Commission on March 21, 2014. This post-effective amendment is not intended to amend or supersede any information contained in the Post-Effective Amendment and is not intended to amend the prospectuses and statements of additional information of other series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), the Registrant has duly caused this Post-Effective Amendment No. 41 under the Securities Act and Amendment No. 44 under the 1940 Act to be signed on its behalf by the undersigned, duly authorized, in the City of Dallas, State of Texas on this 3rd day of June, 2014

By:	/s/ Ethan Powell
Ethan Powell
Executive Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 40 to Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Ethan Powell	Trustee, Executive Vice President and Secretary (Principal Executive Officer)	June 3, 2014
Ethan Powell

/s/ Timothy K. Hui*	Trustee	June 3, 2014
Timothy K. Hui

/s/ Terrence O. Jones**	Trustee	June 3, 2014
Terrence O. Jones

/s/ Dr. Bob Froehlich**	Trustee	June 3, 2014
Dr. Bob Froehlich

/s/ John Honis**	Trustee	June 3, 2014
John Honis

/s/ Bryan A. Ward*	Trustee	June 3, 2014
Bryan A. Ward

/s/ Brian Mitts	Treasurer (Principal Financial Officer and Principal Accounting Officer)	June 3, 2014
Brian Mitts

* By:	/s/ Ethan Powell
Ethan Powell
Attorney in Fact**

June 3, 2014

*	Pursuant to Power of Attorney incorporated herein by reference to Post-Effective Amendment No. 27 to Registrant’s Registration Statement on Form N-1A, File No. 333-132400, filed on June 10, 2011.
**	Pursuant to Power of Attorney, filed herewith as Exhibit (j)(4).